TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carry forward	$ 3,476	$ 2,992
Deferred tax asset before valuation allowance	3,476	2,992
Valuation allowance	(3,476)	(2,992)
Net deferred tax asset